UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1998

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, May 12, 1998

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        24

Form 13F Information Table Value Total:  $253,529

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

American Management Systems, Inc.    COM   027352103  18626     677300   SH         SOLE        50000       627300
Atwood Oceanics, Inc.                COM   050095108   3384      62600   SH         SOLE                     62600
California Center Bank               COM   No Cusip    3255     170207   SH         SOLE         9292       160915
Cathay Bancorp                       COM   149150104  10423     291547   SH         SOLE        25100       266447
Chateau Communities                  COM   161739107  16755     563202   SH         SOLE        37172       526030
Dover Downs Entertainment, Inc.      COM   260086103   3940     133550   SH         SOLE                    133550
Freddie Mac                          COM   313400301  24442     515240   SH         SOLE        36000       479240
First Data Corporation               COM   319963104   7586     233400   SH         SOLE        19800       213600
GBC Bancorp                          COM   361475106   6805     101850   SH         SOLE                    101850
GoodMark Foods, Inc.                 COM   382387108  15494     708300   SH         SOLE        50000       658300
Hanmi Bank                           COM   410493100  11325     552453   SH         SOLE        61240       491213
International Speedway Corp.         COM   460335102   3563     116350   SH         SOLE         7500       108850
Leucadia National Corp.              COM   527288104   4151     105412   SH         SOLE                    105412
Littelfuse, Inc.                     COM   537008104  11688     449550   SH         SOLE        30000       419550
Mercury General Corp.                COM   589400100  37453     598650   SH         SOLE        45000       553650
Mestek, Inc.                         COM   590829107   7063     327575   SH         SOLE        33300       294275
National Golf Properties, Inc.       COM   63623G109  28242     886025   SH         SOLE        65500       820525
Penske Motorsports, Inc.             COM   709598106   2841      88100   SH         SOLE        10000        78100
Post Properties, Inc.                COM   737464107    306       7650   SH         SOLE                      7650
Pulitzer Publishing Co.	             COM   745771105    869      10882   SH         SOLE                     10882
Sun Communities                      COM   866674104   1410      40575   SH         SOLE        10000        30575
United Asset Management Corp.        COM   909420101  11274     413725   SH         SOLE        35800       377925
Valassis Communications, Inc.        COM   918866104  17110     418600   SH         SOLE        36000       382600
Wells Fargo & Co.                    COM   949740104   5524      16675   SH         SOLE          900        15775